SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2016
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

16.SHARE-BASED COMPENSATION

In April 2011, the Company granted options to purchase a total of 800,000 equity shares to one employee/director and five employees (“5th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On June 21, 2012, the Company granted options to purchase a total of 160,000 equity shares with an exercise price per share of ¥810 to two employee/directors, two statutory auditors, twelve employees and six external advisors (“6th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On May 31, 2013, the Company granted options to purchase a total of 300,000 equity shares with an exercise price per share of ¥469 to five employee/directors, seventeen employees and twenty five employees of subsidiaries (“7th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On May 15, 2013, the Company granted options to purchase a total of 88,000 equity shares with an exercise price per share of $5.03 to underwriters (“8th series Stock Option Grant”). Options are immediately vested and are exercisable from May 16, 2013 to May 17, 2017.

On May 22, 2014, the Company granted options to purchase a total of 200,000 equity shares with an exercise price per share of ¥489 to five employee/directors and 19 employees (“9th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On May 28, 2015, the Company granted options to purchase a total of 200,000 equity shares with an exercise price per share of ¥1,029 to six employee/directors and 38 employees (“11th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On August 1, 2015, the Company granted options to purchase a total of 60,000 equity shares with an exercise price per share of ¥930 to 12 employees (“12th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On June 22, 2016, the Company granted options to purchase a total of 140,000 equity shares with an exercise price per share of ¥1,181 to 3 employees/directors and 42 employees (“13th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

The Company issues new shares upon the exercise of stock options.

Share-based compensation is measured at the grant date, based on the fair value of the award. Share-based compensation for non-employees is measured as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete, based on the fair value of the award. For options granted to non-employees, the share-based payments are measured at their current fair values at each interim and year-end financial reporting date, and the change in fair value is recorded with an offsetting entry to additional paid-in capital, because (1) the quantity and terms of the equity instruments are known up front and prior to the measurement date, (2) the date at which the counterparty’s performance is complete is earlier than the date at which a commitment for performance by the counterparty to earn the equity instruments is reached because of no sufficiently large disincentives for nonperformance, and (3) the counterparty’s performance is required over a period of time. The compensation expense is recognized on a straight-line basis over the vesting period.

The following table presents total share-based compensation expense, which is a noncash charge, included in the consolidated statements of operations for the years ended March 31, 2014, 2015 and 2016:

	Thousands of Yen
	2014	2015	2016
Cost of revenue	¥8,565	¥5,200	¥26,818
Selling, general and administrative expenses	62,231	21,960	51,593
Pre-tax share-based compensation expense	70,796	27,160	78,411
Income tax benefit	(6,426)	(2,722)	(8,471)
Total share-based compensation expense, net of tax	¥64,370	¥24,438	¥69,940

Cash received from stock options exercised during the year ended March 31, 2015 and 2016 was ¥17,642 thousand and ¥21,197 thousand, respectively. The tax deductions related to stock options exercised during the year ended March 31, 2015 and 2016 were ¥4,586 thousand and ¥1,349 thousand, respectively.

The expected term of the stock options granted to employees is estimated based on historical employee exercise patterns associated with prior similar option grants. The term of the stock options granted to non-employees is estimated based on the contractual term. The Company estimates the number of forfeitures prior to vesting at the grant date. The effect of a subsequent change in estimated forfeitures is recognized through a cumulative adjustment when the actual forfeitures exceed the Company’s estimate. As of March 31, 2016, the total unrecognized compensation expense related to the unvested portion of the 7th, 9th, 11th, and 12th series Stock Option Grants was ¥98,548 thousand. As of March 31, 2016, the expense will be recognized over weighted-average periods of approximately 1.4 years.

The estimated fair value of stock options is determined using the Black-Scholes valuation model. Key inputs and assumptions to estimate the fair value of stock options include the exercise price of the award, the expected option term, the volatility of the Company’s share price, the risk-free interest rate and the Company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by individuals who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

The following table presents the weighted-average assumptions used in estimating the fair value of options granted to employees during the years ended March 31, 2014, 2015 and 2016.

	2014	2015	2016
Expected life of stock option (years)	4.3	4.3	4.2
Expected volatility	104.4%	109.3%	97.1%
Risk-free interest rate	0.3%	0.2%	0.1%
Expected dividend yield	1.2%	0.8%	0.3%

	Thousands of Yen
	2014	2015	2016
Weighted-average grant-date fair value per option to purchase one share	¥258	¥293	¥600

The expected volatility is estimated based upon on the historical volatility of the Company’s share price for the last two and half years adjusted for the effect of changes expected in the future. The expected risk-free interest rate is based on the Japanese government bond interest rate for the expected term. The expected dividend yield is based on the actual dividends paid and expected payment in the future.

The weighted-average assumptions used in estimating the fair value of options granted to non-employees during the year ended March 31, 2014 are 5 years for contractual term, 106.9% for expected volatility, 0.4% for risk-free interest rate, and 1.3% for expected dividend yield, respectively. The weighted-average fair value per option to purchase one share as of March 31, 2014 is ¥270.  No stock options granted to non-employees were outstanding as of March 31, 2016.

A summary of stock option activity except for 8th series Stock Option Grant during the year ended March 31, 2016, is presented below:

			Weighted-average	Aggregate
			remaining	intrinsic value
		Weighted-average	contractual term	(Thousands of
	Shares	exercise price	(in years)	Yen)
Outstanding—March 31, 2015	1,332,000	¥314	2.8	830,257
Granted	260,000	1,006
Exercised	(260,000)	82
Forfeited	(39,500)	736
Outstanding—March 31, 2016	1,292,500	¥480	2.7	¥632,571
Vested and expected to vest —March 31, 2016	1,201,920	¥457	2.5	¥613,272
Exercisable—March 31, 2016	748,500	¥335	1.5	¥469,175

Exercises of Stock Options

No stock options were exercised during the years ended March 31, 2014.  The total intrinsic value of options exercised during the year ended March 31, 2015 and 2016 was ¥66,560 thousand and ¥191,100 thousand, respectively. The amount of cash received from exercise of stock options for the year ended March 31, 2015 and 2016 were ¥17,642 thousand and ¥21,197 thousand, respectively.

Nonvested Stock Options

A summary of the status of the Company’s nonvested stock options and their weighted-average grant date fair value at March 31, 2016, is as follows:

		Weighted-Average
		Grant Date Fair
	Shares	Value
Nonvested—April 1, 2015	492,000	292
Granted	260,000	600
Vested	(168,500)	365
Forfeited	(39,500)	431
Nonvested—March 31, 2016	544,000	396